Other expenses (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other expenses (income)
Loss on sale of supplies and fixed assets	$ 1,441	$ 124
Exploration expenditure written off	1,312	1,829
Allowance for inventory obsolescence	2,291	176
Miscellaneous expenses (income)	1,850	(1,464)
Total other expenses (income)	$ (6,894)	$ (665)